CAPITAL MANAGEMENT AND FINANCIAL RISK - Equity Price Risk (Details) - 12 months ended Dec. 31, 2025	CAD ($) $ / shares	$ / shares
Equity price risk
CAPITAL MANAGEMENT AND FINANCIAL RISK.
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in equity instruments due to reasonably possible increase in risk assumption	$ 1,308,000
Increase (decrease) in equity instruments due to reasonably possible decrease in risk assumption	1,308,000
Debt Instruments
CAPITAL MANAGEMENT AND FINANCIAL RISK.
Financial assets	$ 11,768,000
Debt Instruments | Equity price risk
CAPITAL MANAGEMENT AND FINANCIAL RISK.
Equity price (in dollar per share) | $ / shares	$ 0.15
Financial assets	$ 11,768,000
Equity price due to reasonably possible increase in risk assumption	0.17%
Equity price due to reasonably possible decrease in risk assumption	0.14%
Financial asset due to reasonably possible increase in risk assumption	$ 11,940,000
Financial asset due to reasonably possible decrease in risk assumption	11,624,000
Derivatives | Equity price risk
CAPITAL MANAGEMENT AND FINANCIAL RISK.
Financial assets	30,154
Financial asset due to reasonably possible increase in risk assumption	32,624
Financial asset due to reasonably possible decrease in risk assumption	27,615
Embedded Derivatives
CAPITAL MANAGEMENT AND FINANCIAL RISK.
Financial liabilities	316,444,000
Embedded Derivatives | Equity price risk
CAPITAL MANAGEMENT AND FINANCIAL RISK.
Equity price (in dollar per share) | $ / shares		$ 2.66
Financial liabilities	$ 316,444,000
Equity price due to reasonably possible increase in risk assumption	2.93%
Equity price due to reasonably possible decrease in risk assumption	2.39%
Financial liability due to reasonably possible increase in risk assumption	$ 352,814,000
Financial liability due to reasonably possible decrease in risk assumption	$ 280,154,000